Investment Strategy - Grayscale Privacy ETF	Apr. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index. Other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index include depositary receipts (such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund invests in equity securities (e.g., common stock) and depositary receipts of companies included in the Index.

The Index is designed and maintained by Indxx (the “Index Provider”) to track the performance of companies in developed and emerging markets (as determined by the Index Provider) that are involved in providing data privacy services, including but not limited to, data security and protection, blockchain-based technology solutions, artificial intelligence “AI”, edge computing solutions, “zero trust” security, identity and access management, encryption/cryptography-based data solutions, cybersecurity products/services and data security based consulting services. The Index is constructed by the Index Provider pursuant to its proprietary methodology, which seeks to construct a portfolio of constituents across three core primary sub-themes (Data Privacy Solution Providers, Cyber Service Providers and Blockchain-Based Privacy Solutions) (the “Core Data Privacy Segment”) and one secondary sub-theme (Network and Communication Security Providers), which constitute the overall Data Privacy theme.

Below is a more detailed summary of the four sub-themes of the Data Privacy theme:

Core Data Privacy Segment

The Core Data Privacy Segment encompasses providers of secure web services, data security, access control, and authentication, alongside innovators in blockchain-based privacy solutions utilizing encryption and decentralized identities. The sub-themes of the Core Data Privacy Segment have been identified as such for their important role, in the opinion of the Index Provider, within the evolving landscape of data privacy technologies.

●	Data Privacy Solution Providers: Companies that provide solutions to individuals or businesses for data protection, secure data storage, prevention of web and advertising tracking, identity and access management and data security. It also includes companies that are working on providing “zero trust” security, encryption-based solutions. Zero trust security is a data privacy concept that assumes no user, system, or network (whether inside or outside of an organization’s network) can be trusted – by default. Instead, it calls for constant verification of every user and device attempting to access resources, regardless of their location. Zero trust security enhances privacy by reducing the risk of data breaches and improving the organization’s overall security and privacy infrastructure.

●	Cyber Service Providers: Companies that provide solutions for enhancing web security and providing protection against cyber-attacks, including those utilizing AI and edge computing in their product offerings. It also includes companies that provide consulting services in the cyber threats and data security domains to various organizations. Edge computing is a technology approach where data processing and storage occur closer to the data source or the end user, rather than relying solely on a centralized cloud server. This is done to improve response times and save bandwidth. In other words, data is processed near its source, reducing the time it takes for data to travel. By handling tasks locally, edge computing reduces the load on central servers and the internet, leading to faster and more efficient data processing.

●	Blockchain-Based Privacy Solutions: Companies that are involved in the business of developing blockchain based technology solutions, decentralized identity, cryptography and secured digital identities for enhancing data privacy for individuals and businesses.

Secondary Sub-Theme

The secondary sub-theme, Network and Communication Security Providers, is considered a secondary sub-theme due to its narrower focus on securing data pathways rather than comprehensive data protection.

●	Network and Communication Security Providers: Companies that provide either software or hardware/modules to make the network/computer systems or communication devices for defense/enterprise purposes more secure.

Criteria, Selection and Weighting

The criteria, selection and weighting of the Index is provided by the Index Provider.

Criteria for Equity Securities - To be eligible for inclusion in the initial investable universe, securities must be/have:

●	Their listing either in a developed (including the U.S.) or emerging market based on the Index Provider’s rules-based country classification system, in the form of common stock or depositary receipt (American or global). As of December 31, 2024, the list of developed markets includes the United States, Canada, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea Taiwan, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Poland, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom and the list of emerging markets includes Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, Malaysia, Philippines, Thailand, Vietnam, Czech Republic, Greece, Hungary, Kuwait, Qatar, South Africa, Turkey and the United Arab Emirates.

●	A minimum total market capitalization of $250 million USD.

●	A six-month average daily turnover greater or equal to $2 million and $1 million for developed and emerging markets, respectively.

●	All securities must have a minimum free float equivalent to 10% of shares outstanding.

●	Securities trading at a price of $10,000 or above are ineligible for inclusion in the Index. This rule is not applicable for existing constituents. Existing constituents shall remain in the initial universe irrespective of their stock price.

●	Traded on 90% of the eligible trading days in the last six-months. In the case of initial public offerings where a security does not have a trading history of six-months, such a security must have started trading at least three-months before the start of the reconstitution and rebalancing process and should have traded on 90% of the eligible trading days for the past three-months.

●	If multiple share classes exist for a company, the existing share class/listing in the Index is retained if it satisfies all other eligibility criteria; otherwise, the most liquid share class/listing is considered for inclusion.

Selection for Equity Securities – The following discussion applies to both the Core Data Privacy Segment and the Secondary Sub-Theme. Companies from the initial investable universe that have reported revenue generated that is greater than or equal to 50% from one or more of the sub-themes under the Data Privacy theme are considered “Pure-Play” companies. Only Pure-Play companies shall be considered for selection based on the following scoring system. Each Pure-Play company from the initial investable universe (both Core Data Privacy Segment and Secondary Sub-Theme) is assigned an exposure score of “Primary” (those with aggregate scores equal to or greater than 8) or “Secondary” (those with aggregate scores less than 8) based on the following steps:

●	Business Exposure Score – Determination of the business exposure of the company: A binary determination is made whether all or just some of the business operations of the company are related to the Data Privacy Solution Providers, Cyber Service Providers and Blockchain-Based Privacy Solutions sub-themes (the “Core Data Privacy Segment”). Companies with “all” business operations related to the Core Data Privacy Segment will receive a score of 4 and those with only “some” (but not all) business operations related to those sub-themes receiving a score of 2. Business exposure to a sub-theme is an evaluation of whether a certain business segment that a company is engaged in is attributable to one of the aforementioned sub-themes. If a certain business segment is attributable to one of the sub-themes, it will be tagged as relevant to that sub-theme. A business segment cannot be tagged to multiple sub-themes. If the business segment is not attributable to any sub-theme, that segment is considered not relevant to that sub-theme.

●	Revenue Score – The reported revenue associated with specific sub-themes with scoring as follows:

○	Score of 5: Greater than 50% from the Core Data Privacy Segment.

○	Score of 3: Greater than 50% from the Network and Communication Security Providers sub-theme.

●	Mission/Vision/Commitment Score – The mission/vision/business commitment of the company: whether or not (i) the company has a publicly stated mission, vision, or business commitment towards compliance regarding data privacy regulations, such as General Data Protection Regulation (“GDPR”) and California Consumer Privacy Act (“CCPA”); and (ii) the company is engaged in helping its clients meet compliance with data privacy regulations. Companies that do either of the foregoing receive a score of 1 and companies that do neither receive a score of 0.

●	For the purpose of aggregating information and data related to the above steps for scoring, publicly available resources, documents, official statements and data, primarily annual reports, of eligible companies are reviewed to identify the products, solutions, and/or services that such companies are engaged in, to determine whether they can be classified under the Core Data Privacy Segment, and to evaluate their mission/vision/business commitment. Revenue may be an indicator of active participation in a particular sub-theme, but is not considered for purposes of assigning the Business Exposure Score (i.e., binary determination of the “all” or “some” exposure to a sub-theme). Revenue data gathered from these sources is the primary consideration for the Revenue Score.

Subject to the next sentence, a minimum of 30 companies with Primary exposure scores will be included in the Index. However, if the number of eligible securities is less than 30 based on Primary exposure scores, then securities with Secondary exposure scores will be added by largest total market capitalization (and not by which security has the highest Secondary exposure score) to reach a minimum of 30 securities. If there are fewer than 30 securities with Primary and Secondary exposure scores, then all securities with Primary or Secondary exposure scores will be included in the Index and it may be the case that there are fewer than 30 securities included in the Index.

Weighting - Securities included in the Index are weighted according to the product of their exposure score and free float security level market capitalization, subject to the following capping methodology. At each quarterly reconstitution/rebalance of the Index, a weighting cap of 5% is applied to each individual security, and the aggregate weight of all securities with weights equal to 5% will not exceed 40% of the Index’s weight. In the event there are more than eight securities with weights of 5%, a secondary cap of 4.5% is applied to the securities beyond the top eight securities with the highest product of their exposure score and free float security level market capitalization.

The Fund generally employs a “passive management” investment strategy in seeking to achieve its investment objective and fully replicate the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index; or, in certain instances, when a component security of the Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund will not invest in digital assets directly or through the use of derivatives. The Fund also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to digital assets by virtue of its investments in operating companies that use one or more digital assets as part of their business activities or that hold digital assets as proprietary investments.

The Fund may invest in small-, mid- and large-capitalization companies.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore is not required to meet certain diversification requirements under the 1940 Act.

The Index is designed and maintained by the Index Provider and generally consists of listed securities in either developed or emerging markets, both in the United States and internationally, as defined by the Index Provider’s rules-based country classification system. As of December 31, 2024, the Index had allocations to the United States, Japan and Canada, with significant exposure to the United States.

Concentration Policy. The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, the Index had approximately 26 constituents and significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index.